INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of intangible assets

	1 January				Acquisition	31 December
	2022	Additions(*)	Disposals	Transfer	of subsidiary	2022

Cost:
Acquired software and rights	353,486	66,528	—	4,787	550	425,351
Website development costs (**)	748,312	586,727	—	—	—	1,335,039
Goodwill	—	-	—	—	173	173
Other (***)	4,285	5,811	—	(4,787)	—	5,309

Total	1,106,083	659,066	—	—	723	1,765,872

Accumulated amortization:
Acquired software and rights	(304,745)	(20,228)	—	—	—	(324,973)
Website development costs	(395,947)	(199,139)	—	—	—	(595,086)

Total	(700,692)	(219,367)	—	—	—	(920,059)

Net book value	405,391					845,813
(*)	Personnel bonus provision related to direct employee costs amounting to TRY28,134 thousand is capitalized as part of the website development costs as of 31 December 2022 (2021: TRY22,593 thousand).
(**)	Website development costs include projects under development amounting to TRY69,458 thousand (2021: TRY26,968 thousand) which are not amortised yet as of 31 December 2022.

(***)Other mainly includes construction in progress which are transferred to acquired software and rights upon completion of projects.

	1 January			31 December
	2021	Additions	Disposals	2021

Cost:
Acquired software and rights	332,306	23,041	(1,861)	353,486
Website development costs	464,335	283,977	—	748,312
Other	3,403	906	(24)	4,285

Total	800,044	307,924	(1,885)	1,106,083

Accumulated amortization:
Acquired software and rights	(272,878)	(33,319)	1,452	(304,745)
Website development costs	(289,443)	(106,528)	24	(395,947)

Total	(562,321)	(139,847)	1,476	(700,692)

Net book value	237,723			405,391